Financial Statements

T. Rowe Price Variable Annuity Account
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

3 4 8 8 11 12 13 15

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of T. Rowe Price Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise T. Rowe Price Variable Annuity Account (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1994.

Kansas City, MO
April 30, 2021

Appendix

Subaccounts comprising T. Rowe Price Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Index 500	For each of the two years in the period ended December 31, 2020
T. Rowe Price Government Money	For each of the two years in the period ended December 31, 2020
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2020
T. Rowe Price International Stock	For each of the two years in the period ended December 31, 2020
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2020
T. Rowe Price Mid-Cap Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price New America Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Moderate Allocation	For each of the two years in the period ended December 31, 2020

T. Rowe Price Variable Annuity Account
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Blue Chip Growth	529,641	$ 12,131,567	$ 26,858,117	$ 26,858,117	523,315	$ 43.23	$ 51.32
Equity Income	2,492,382	58,216,148	65,325,330	65,325,330	850,691	61.55	76.77
Equity Index 500	780,501	12,266,861	19,567,159	19,567,159	554,620	29.72	35.29
Government Money	10,549,351	10,549,351	10,549,351	10,549,351	753,662	11.92	13.99
Health Sciences	582,705	17,650,698	35,568,291	35,568,291	389,105	76.95	91.37
International Stock	1,200,147	17,481,523	20,498,508	20,498,508	562,705	29.22	36.44
Limited-Term Bond	2,187,308	10,726,893	10,936,540	10,936,540	498,673	17.59	21.93
Mid-Cap Growth	2,327,025	57,046,822	77,885,527	77,885,527	570,873	111.03	136.42
Moderate Allocation	1,722,232	32,567,923	39,473,562	39,473,562	546,079	57.96	72.29
New America Growth	1,456,810	39,086,760	57,777,099	57,777,099	433,231	106.95	133.40

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	Blue Chip Growth	Equity Income	Equity Index 500
Net assets as of December 31, 2018	$19,052,326	$58,170,702	$14,287,626
Investment income (loss):
Dividend distributions	-	1,494,926	294,078
Investment Expenses:
Mortality and expense risk and administrative charges	(119,498)	(355,886)	(89,798)
Net investment income (loss)	(119,498)	1,139,040	204,280
Increase (decrease) in net assets from operations:
Capital gain distributions	567,134	4,078,155	145,231
Realized capital gain (loss) on investments	2,196,548	662,545	661,174
Change in unrealized appreciation (depreciation)	2,691,907	8,704,242	3,246,332
Net gain (loss) on investments	5,455,589	13,444,942	4,052,737
Net increase (decrease) in net assets from operations	5,336,091	14,583,982	4,257,017
Contract owner transactions:
Variable annuity deposits	1,206,387	822,100	144,146
Terminations, withdrawals and annuity payments	(2,965,009)	(4,120,687)	(845,087)
Transfers between subaccounts, net	(228,093)	(401,569)	(187,734)
Maintenance charges and mortality adjustments	458	4,018	2,567
Increase (decrease) in net assets from contract transactions	(1,986,257)	(3,696,138)	(886,108)
Total increase (decrease) in net assets	3,349,834	10,887,844	3,370,909
Net assets as of December 31, 2019	$22,402,160	$69,058,546	$17,658,535
Investment income (loss):
Dividend distributions	-	1,360,275	273,005
Investment Expenses:
Mortality and expense risk and administrative charges	(133,497)	(321,025)	(93,165)
Net investment income (loss)	(133,497)	1,039,250	179,840
Increase (decrease) in net assets from operations:
Capital gain distributions	846,080	1,386,137	1,147,248
Realized capital gain (loss) on investments	3,091,938	(105,677)	977,641
Change in unrealized appreciation (depreciation)	3,328,036	(2,622,074)	415,776
Net gain (loss) on investments	7,266,054	(1,341,614)	2,540,665
Net increase (decrease) in net assets from operations	7,132,557	(302,364)	2,720,505
Contract owner transactions:
Variable annuity deposits	114,230	308,351	231,901
Terminations, withdrawals and annuity payments	(3,089,173)	(3,639,601)	(988,581)
Transfers between subaccounts, net	298,343	(99,602)	(55,201)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(2,676,600)	(3,430,852)	(811,881)
Total increase (decrease) in net assets	4,455,957	(3,733,216)	1,908,624
Net assets as of December 31, 2020	$26,858,117	$65,325,330	$19,567,159

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	Government Money	Health Sciences	International Stock
Net assets as of December 31, 2018	$8,345,540	$25,175,831	$16,836,314
Investment income (loss):
Dividend distributions	151,229	-	457,572
Investment Expenses:
Mortality and expense risk and administrative charges	(49,160)	(150,502)	(105,025)
Net investment income (loss)	102,069	(150,502)	352,547
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,211,577	816,209
Realized capital gain (loss) on investments	-	1,917,947	88,027
Change in unrealized appreciation (depreciation)	-	3,780,162	3,244,318
Net gain (loss) on investments	-	6,909,686	4,148,554
Net increase (decrease) in net assets from operations	102,069	6,759,184	4,501,101
Contract owner transactions:
Variable annuity deposits	227,798	405,581	46,422
Terminations, withdrawals and annuity payments	(1,155,062)	(2,301,272)	(1,044,824)
Transfers between subaccounts, net	1,609,056	(1,108,938)	231,769
Maintenance charges and mortality adjustments	556	3,692	(4,165)
Increase (decrease) in net assets from contract transactions	682,348	(3,000,937)	(770,798)
Total increase (decrease) in net assets	784,417	3,758,247	3,730,303
Net assets as of December 31, 2019	$9,129,957	$28,934,078	$20,566,617
Investment income (loss):
Dividend distributions	23,249	-	103,164
Investment Expenses:
Mortality and expense risk and administrative charges	(55,447)	(165,722)	(101,725)
Net investment income (loss)	(32,198)	(165,722)	1,439
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,960,386	802,389
Realized capital gain (loss) on investments	-	1,411,350	92,783
Change in unrealized appreciation (depreciation)	-	4,863,851	1,419,527
Net gain (loss) on investments	-	8,235,587	2,314,699
Net increase (decrease) in net assets from operations	(32,198)	8,069,865	2,316,138
Contract owner transactions:
Variable annuity deposits	16,306	260,835	202,896
Terminations, withdrawals and annuity payments	(1,191,185)	(1,223,825)	(1,369,560)
Transfers between subaccounts, net	2,626,471	(472,662)	(1,217,583)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	1,451,592	(1,435,652)	(2,384,247)
Total increase (decrease) in net assets	1,419,394	6,634,213	(68,109)
Net assets as of December 31, 2020	$10,549,351	$35,568,291	$20,498,508

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	Limited-Term Bond	Mid-Cap Growth	Moderate Allocation
Net assets as of December 31, 2018	$10,173,741	$57,564,487	$35,954,209
Investment income (loss):
Dividend distributions	239,697	88,794	733,737
Investment Expenses:
Mortality and expense risk and administrative charges	(55,131)	(364,543)	(207,873)
Net investment income (loss)	184,566	(275,749)	525,864
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,817,099	986,083
Realized capital gain (loss) on investments	(23,907)	1,407,025	381,535
Change in unrealized appreciation (depreciation)	209,317	11,176,972	4,674,218
Net gain (loss) on investments	185,410	17,401,096	6,041,836
Net increase (decrease) in net assets from operations	369,976	17,125,347	6,567,700
Contract owner transactions:
Variable annuity deposits	116,258	1,268,246	874,084
Terminations, withdrawals and annuity payments	(768,540)	(5,425,940)	(4,056,679)
Transfers between subaccounts, net	151,522	(1,542,191)	(717,203)
Maintenance charges and mortality adjustments	153	9,269	12,207
Increase (decrease) in net assets from contract transactions	(500,607)	(5,690,616)	(3,887,591)
Total increase (decrease) in net assets	(130,631)	11,434,731	2,680,109
Net assets as of December 31, 2019	$10,043,110	$68,999,218	$38,634,318
Investment income (loss):
Dividend distributions	206,318	-	493,073
Investment Expenses:
Mortality and expense risk and administrative charges	(57,954)	(365,453)	(199,331)
Net investment income (loss)	148,364	(365,453)	293,742
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,012,639	1,247,338
Realized capital gain (loss) on investments	(10,433)	1,022,118	413,525
Change in unrealized appreciation (depreciation)	280,603	8,750,322	2,730,500
Net gain (loss) on investments	270,170	14,785,079	4,391,363
Net increase (decrease) in net assets from operations	418,534	14,419,626	4,685,105
Contract owner transactions:
Variable annuity deposits	11,341	520,120	139,728
Terminations, withdrawals and annuity payments	(690,215)	(2,800,428)	(2,623,766)
Transfers between subaccounts, net	1,153,770	(3,253,009)	(1,361,823)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	474,896	(5,533,317)	(3,845,861)
Total increase (decrease) in net assets	893,430	8,886,309	839,244
Net assets as of December 31, 2020	$10,936,540	$77,885,527	$39,473,562

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

New America Growth
Net assets as of December 31, 2018	$34,939,031
Investment income (loss):
Dividend distributions	162,968
Investment Expenses:
Mortality and expense risk and administrative charges	(222,255)
Net investment income (loss)	(59,287)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,782,987
Realized capital gain (loss) on investments	858,034
Change in unrealized appreciation (depreciation)	8,002,432
Net gain (loss) on investments	11,643,453
Net increase (decrease) in net assets from operations	11,584,166
Contract owner transactions:
Variable annuity deposits	288,797
Terminations, withdrawals and annuity payments	(2,823,601)
Transfers between subaccounts, net	(559,465)
Maintenance charges and mortality adjustments	2,803
Increase (decrease) in net assets from contract transactions	(3,091,466)
Total increase (decrease) in net assets	8,492,700
Net assets as of December 31, 2019	$43,431,731
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(259,568)
Net investment income (loss)	(259,568)
Increase (decrease) in net assets from operations:
Capital gain distributions	8,470,349
Realized capital gain (loss) on investments	1,417,941
Change in unrealized appreciation (depreciation)	7,931,610
Net gain (loss) on investments	17,819,900
Net increase (decrease) in net assets from operations	17,560,332
Contract owner transactions:
Variable annuity deposits	201,393
Terminations, withdrawals and annuity payments	(3,080,192)
Transfers between subaccounts, net	(336,165)
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(3,214,964)
Total increase (decrease) in net assets	14,345,368
Net assets as of December 31, 2020	$57,777,099

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Blue Chip Growth	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Index 500	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Government Money	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	-	T. Rowe Price Associates, Inc	-
T. Rowe Price International Stock	-	T. Rowe Price Associates, Inc	T. Rowe Price International Ltd
T. Rowe Price Limited-Term Bond	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Mid-Cap Growth	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Moderate Allocation	-	T. Rowe Price Associates, Inc	-
T. Rowe Price New America Growth	-	T. Rowe Price Associates, Inc	-

Ten subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio.  T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios’ assets in accordance with the terms of the investment advisory contracts.

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Blue Chip Growth	$ 3,894,904	$ 5,858,921
Equity Income	4,327,033	5,332,498
Equity Index 500	3,437,321	2,922,114
Government Money	5,184,942	3,765,548
Health Sciences	3,338,412	2,979,400
International Stock	1,998,617	3,579,036
Limited-Term Bond	2,397,640	1,774,380
Mid-Cap Growth	5,997,243	6,883,374
Moderate Allocation	2,538,568	4,843,349
New America Growth	9,952,359	4,956,542

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2020 by subaccount are as follows:

Subaccount	Annuity Assets

Blue Chip Growth	$ 251,836
Equity Income	1,294,945
Equity Index 500	653,356
Government Money	76,984
Health Sciences	1,258,701
International Stock	927,074

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Limited-Term Bond	$ 123,569
Mid-Cap Growth	1,337,364
Moderate Allocation	958,640
New America Growth	949,408

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% for the accumulation/nonlife options or 1.40% for annuity option 9 of the average daily net assets of each account.  These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Blue Chip Growth	74,296	(133,877)	(59,581)	65,727	(123,195)	(57,468)
Equity Income	24,696	(78,964)	(54,268)	18,338	(71,601)	(53,263)
Equity Index 500	67,167	(100,022)	(32,855)	36,541	(68,391)	(31,850)
Government Money	369,032	(265,589)	103,443	179,494	(130,465)	49,029
Health Sciences	18,898	(37,828)	(18,930)	20,387	(67,658)	(47,271)
International Stock	35,887	(115,745)	(79,858)	39,742	(65,573)	(25,831)
Limited-Term Bond	103,695	(81,883)	21,812	44,910	(69,373)	(24,463)
Mid-Cap Growth	8,886	(60,704)	(51,818)	22,864	(78,471)	(55,607)
Moderate Allocation	12,737	(75,467)	(62,730)	16,490	(82,709)	(66,219)
New America Growth	13,977	(48,324)	(34,347)	4,615	(41,768)	(37,153)

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Blue Chip Growth
2020	523,315	43.23	51.32	26,858,117	-	0.55	1.40	32.40	33.54
2019	582,896	32.65	38.43	22,402,160	-	0.55	1.40	28.09	29.18
2018	640,364	25.49	29.75	19,052,326	-	0.55	1.40	0.47	1.33
2017	651,326	25.37	29.36	19,117,295	-	0.55	1.40	34.23	35.42
2016	678,964	18.90	21.68	14,715,965	-	0.55	1.40	(0.62)	0.23
Equity Income
2020	850,691	61.55	76.77	65,325,330	0.02	0.55	1.40	(0.24)	0.63
2019	904,959	61.70	76.29	69,058,546	2.35	0.55	1.40	24.65	25.70
2018	958,222	49.50	60.69	58,170,702	2.09	0.55	1.40	(10.78)	(10.01)
2017	1,048,496	55.48	67.44	70,720,206	1.72	0.55	1.40	14.39	15.38
2016	1,135,135	48.50	58.45	66,342,736	2.26	0.55	1.40	17.50	18.51
Equity Index 500
2020	554,620	29.72	35.29	19,567,159	0.01	0.55	1.40	16.37	17.40
2019	587,475	25.54	30.06	17,658,535	1.84	0.55	1.40	29.19	30.30
2018	619,325	19.77	23.07	14,287,626	1.66	0.55	1.40	(6.17)	(5.33)
2017	619,081	21.07	24.37	15,088,126	1.75	0.55	1.40	19.65	20.64
2016	582,436	17.61	20.20	11,765,503	1.80	0.55	1.40	9.72	10.68

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Government Money
2020	753,662	11.92	13.99	10,549,351	0.00	0.55	1.40	(1.16)	(0.29)
2019	650,219	12.06	14.03	9,129,957	1.73	0.55	1.40	0.25	1.15
2018	601,190	12.03	13.87	8,345,540	1.30	0.55	1.40	(0.08)	0.80
2017	565,989	12.04	13.76	7,796,068	0.34	0.55	1.40	(1.07)	(0.22)
2016	517,403	12.17	13.79	7,142,663	-	0.55	1.40	(1.38)	(0.58)
Health Sciences
2020	389,105	76.95	91.37	35,568,291	-	0.55	1.40	27.80	28.91
2019	408,035	60.21	70.88	28,934,078	-	0.55	1.40	27.13	28.24
2018	455,306	47.36	55.27	25,175,831	-	0.55	1.40	(0.32)	5.50
2017	475,740	47.51	54.97	26,161,616	-	0.55	1.40	25.82	26.89
2016	533,426	37.76	43.32	23,117,194	-	0.55	1.40	(11.73)	(10.97)
International Stock
2020	562,705	29.22	36.44	20,498,508	0.01	0.55	1.40	12.86	13.80
2019	642,563	25.89	32.02	20,566,617	2.45	0.55	1.40	25.99	27.06
2018	668,394	20.55	25.20	16,836,314	1.34	0.55	1.40	(15.43)	(14.66)
2017	743,123	24.30	29.53	21,939,541	1.15	0.55	1.40	26.10	27.17
2016	776,161	19.27	23.22	18,017,464	1.02	0.55	1.40	0.69	1.57
Limited-Term Bond
2020	498,673	17.59	21.93	10,936,540	0.02	0.55	1.40	3.23	4.13
2019	476,861	17.04	21.06	10,043,110	2.37	0.55	1.40	2.90	3.79
2018	501,324	16.56	20.29	10,173,741	1.93	0.55	1.40	(0.24)	0.64
2017	535,424	16.60	20.16	10,798,395	1.44	0.55	1.40	(0.36)	0.50
2016	478,484	16.66	20.06	9,602,272	1.40	0.55	1.40	(0.06)	0.80
Mid-Cap Growth
2020	570,873	111.03	136.42	77,885,527	-	0.55	1.40	22.08	23.12
2019	622,691	90.95	110.80	68,999,218	0.14	0.55	1.40	29.45	30.57
2018	678,298	70.26	84.86	57,564,487	-	0.55	1.40	(3.41)	(2.57)
2017	740,981	72.74	87.10	64,544,321	-	0.55	1.40	23.04	24.09
2016	793,720	59.12	70.19	55,712,290	-	0.55	1.40	4.77	5.68

T. Rowe Price Variable Annuity Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Moderate Allocation
2020	546,079	57.96	72.29	39,473,562	0.01	0.55	1.40	12.94	13.90
2019	608,809	51.32	63.47	38,634,318	1.97	0.55	1.40	18.11	19.15
2018	675,028	43.45	53.27	35,954,209	1.83	0.55	1.40	(6.42)	(5.60)
2017	747,003	46.43	56.43	42,146,673	1.54	0.55	1.40	15.79	16.76
2016	771,648	40.10	48.33	37,284,810	1.64	0.55	1.40	4.95	5.87
New America Growth
2020	433,231	106.95	133.40	57,777,099	-	0.55	1.40	42.35	43.58
2019	467,578	75.13	92.91	43,431,731	0.42	0.55	1.40	33.04	34.19
2018	504,731	56.47	69.24	34,939,031	0.17	0.55	1.40	(0.26)	0.60
2017	547,362	56.62	68.83	37,664,855	0.11	0.55	1.40	32.54	33.70
2016	575,587	42.72	51.48	29,624,107	0.04	0.55	1.40	(0.09)	0.74

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.